Investment Objectives and Goals	May 05, 2026
SMART Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMART SMALL CAP ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMART Small Cap ETF (the “Fund”) seeks long-term capital appreciation.
SMART Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SMART MID CAP ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The SMART Mid Cap ETF (the “Fund”) seeks long-term capital appreciation.